Restructuring and Other Related Charges	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Other Related Charges

NOTE 13. RESTRUCTURING AND OTHER RELATED CHARGES

Restructuring and other related charges for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
Employee severance related	$14.7	$11.8	$23.7
Facility exit and other related	2.6	0.5	4.3
Impairment charges	4.8	12.0	—

Total restructuring and other related charges	$22.1	$24.3	$28.0

Substantially all restructuring activities initiated in 2016 were completed by December 31, 2016. We expect substantially all cash payments associated with remaining termination benefits recorded in 2016 will be paid during 2017. Substantially all planned restructuring activities related to the 2015 and 2014 plans have been completed and all cash payments related to such activities have been paid. Impairment charges in 2016 and 2015 related to certain trade names used in the Industrial Technologies segment.

The nature of our restructuring and related activities initiated in 2016, 2015 and 2014 were broadly consistent throughout our segments and focused on improvements in operational efficiency through targeted workforce reductions and facility consolidations and closures. We incurred these costs to position ourselves to provide superior products and services to our customers in a cost efficient manner, and taking into consideration broad economic uncertainties.

Restructuring and other related charges recorded for the year ended December 31 by segment were as follows ($ in millions):

	2016	2015	2014
Professional Instrumentation	$6.8	$9.4	$12.1
Industrial Technologies	15.3	14.9	15.9

Total	$22.1	$24.3	$28.0

The table below summarizes the accrual balance and utilization by type of restructuring cost associated with our 2016 and 2015 restructuring actions ($ in millions):

	Balance as of January 1, 2015	Costs Incurred	Paid/ Settled	Balance as of December 31, 2015	Costs Incurred	Paid/ Settled	Balance as of December 31, 2016
Employee severance and related	$20.6	$11.8	$(21.8)	$10.6	$14.7	$(15.7)	$9.6
Facility exit and other related	2.7	12.5	(14.3)	0.9	7.4	(7.2)	1.1

Total	$23.3	$24.3	$(36.1)	$11.5	$22.1	$(22.9)	$10.7

The restructuring and other related charges incurred during 2016 include cash charges of $17 million and $5 million of noncash charges. The restructuring and other related charges incurred during 2015 included $12 million of both cash and noncash charges. The restructuring and other related charges incurred during 2014 were all cash charges. These charges are reflected in the following captions in the accompanying Consolidated and Combined Statements of Earnings ($ in millions):

	2016	2015	2014
Cost of sales	$8.1	$5.9	$5.8
Selling, general and administrative expenses	14.0	18.4	22.2

Total	$22.1	$24.3	$28.0